FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
Financial Instruments And Risk Management
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 30 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT:

The Company is exposed to a variety of financial risks, which results from its financing, operating and investing activities. The objective of financial risk management is to contain, where appropriate, exposures in these financial risks to limit any negative impact on the Company’s financial performance and position.

The Company’s financial instruments are its cash, trade and other receivables, payables, other payables and loans in different currencies (NIS, CAD and USD). The main purpose of these financial instruments is to raise finance for the Company’s operation. The Company actively measures, monitors and manages its financial risk exposures by various functions pursuant to the segregation of duties and principals. The risks arising from the Company’s financial instruments are mainly credit risk and currency risk. The risk rate on loans is fixed. The risk management policies employed by the Company to manage these risks are discussed below.

A.	Credit risk:

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the balance sheet date. The Company closely monitors the activities of its counterparties and controls access to its intellectual property which enables it to ensure the prompt collection of customers’ balances.

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the balance sheet date. The Company closely monitors the activities of its counterparties and controls access to its intellectual property which enables it to ensure the prompt collection of customers’ balances.

The Company’s main financial assets are cash and cash equivalents and trade accounts receivable and represent the Company’s maximum exposure to credit risk in connection with its financial assets. Wherever possible and commercially practical the Company holds cash with major financial institutions In Israel.

	December 31,	December 31,
	2025	2024

Cash and Cash Equivalents	$13,525	$13,526
Deposits	384	206
Investment in financial assets	55,642	-
Short term and long term trade receivables	4,255	2,024
Long term financial assets at fair value	333	200
Other accounts receivable	2,937	581
Total	$77,076	$16,537

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 30 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (CONTINUED):

B.	Liquidity risks:

Liquidity risk is the risk that arises when the maturity of assets and the maturity of liabilities do not match. An unmatched position potentially enhances profitability but can also increase the risk of loss. The Company has procedures with the object of minimizing such loss by maintaining sufficient cash and other highly liquid current assets and by having an available adequate amount of committed credit facilities. The following tables detail the Company’s remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Company can be required to pay

	Contractual
	Carrying amounts	Within 1 year	over 1 year
Trade payables	$3,348	$3,348	$-
Other accounts payable	$2,200	$2,200	$-
Loans	$38	$9	$29
Lease liability	$2,577	$1,030	$1,959

C.	Market risks:

The Company’s’ business of maintenance services of various electronic systems is highly competitive and involves a certain degree of risk. The Company’s business operations will depend largely upon the outcome of continued sales and services to security establishments and the initiation of sales of their products to the civilian markets.

The Company’s Cust2Mate business is new, and the Company is aware of competitors in the market. In addition to the regular management oversight and skills required, success in this segment will require the Company to penetrate the market as rapidly as possible.

Foreign exchange risk arises when the Company enters into transactions denominated in a currency other than its functional currency. The Company buys its inventories mostly in USD and sells its products in NIS. Foreign exchange exposures are managed within utilizing forward foreign exchange contracts.

As of December 31, 2025, if the Company’s functional currency (ILS) had strengthened/ weakened by 5% against the USD, with all other variables held constant, the loss for the year would decrease /increase by approximately $838.

D.	Interest rate risks:

The Company’s exposure to cash flow interest rate risk from long-term borrowings at variable rate, which is immaterial.

E.	Capital management

The Company considers its capital to be comprised financial assets and inventory net of financial liabilities excluding warrant liabilities. The Company’s objectives in managing its capital are to maintain its ability to continue as a going concern and to further develop its business. To effectively manage the Company’s capital requirements, the Company has a planning and budgeting process in place to meet its strategic goals. In order to facilitate the management of its capital requirements, the Company prepares expenditure budgets that are updated as necessary depending on various factors, including successful capital deployment and general industry conditions. Management reviews the capital structure on a regular basis to ensure the above objectives are met. There have been no changes to the Company’s approach to capital management during the year ended December 31, 2025. There are no externally imposed restrictions on the Company’s capital.